Cash and Investments Held in Trust Account (Details) - Schedule of fair value of held-to-maturity securities	Dec. 31, 2019 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 119,045,327
Gross Holding Gain	41,157
Fair Value	119,086,484
U.S.Money Market [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,187,964
Gross Holding Gain
Fair Value	1,187,964
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	117,857,363
Gross Holding Gain	41,157
Fair Value	$ 117,898,520